Abacus Settlements LLC - RELATED-PARTY TRANSACTIONS	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
RELATED-PARTY TRANSACTIONS
18.	RELATED-PARTY TRANSACTIONS
As of September 30, 2023 and December 31, 2022, $5,236 and $263,785, respectively, were due to members and affiliates primarily for reimbursable transaction costs as well as distributions to owners of $717,429 as a part of the Business Combination as of September 30, 2023. As of September 30, 2023 and December 31, 2022, $772,545 and $2,904,646, respectively, was due from affiliates, respectively. Additionally, the SPV Purchase and Sale Note for $25,000,000 was also recorded as a related party transaction given the transfer of cash and policies between the Company and the SPV. Also, the sponsor PIK Note is also recorded as a related party transaction given the relationship between the Sponsor and the Company. Refer to Note 13, Long-Term Debt, for more information.
The Company has a related-party relationship with Nova Trading (US), LLC (“Nova Trading”), a Delaware limited liability company and Nova Holding (US) LP, a Delaware limited partnership (“Nova Holding” and collectively with Nova Trading, the “Nova Funds”). The Company also earns service revenue related to policy and administrative services on behalf of Nova Funds. The servicing fee is equal to 50 basis points (0.50%) times the monthly invested amount in policies held by Nova Funds divided by 12. The Company earned $168,899 and $132,220 in service revenue related to Nova Funds for the three months ended September 30, 2023 and 2022, respectively, and earned $711,975 and $752,379 in service revenue related to Nova Funds for the nine months ended September 30, 2023 and 2022, respectively.
As of September 30, 2023, and December 31, 2022, there were $174,875 and $196,289, respectively owed from the Nova Funds, which are included as related-party receivables in the accompanying condensed consolidated balance sheets.
The Company also originates policies for the Nova Funds. For the three months ended September 30, 2023, the Company originated 7 policies for the Nova Funds with a total value of $46,650,000. For its origination services to the Nova Funds, the Company earns origination fees equal to the lesser of (i) 2% of the net death benefit for the policy or (ii) $20,000. In addition to the Nova Funds, the Company also has other affiliated investors that provide origination services. For the three and nine months ended September 30, 2022, the Company did not earn any related party origination revenue for the Nova Funds.
For the three and nine months ended September 30, 2023, revenue earned, and contracts originated are below.

Three and Nine Months Ended September 30, 2023
Origination fee revenue	$254,517
Transaction reimbursement revenue	—

Total	$254,517

Cost	$7,981
Face value	46,650,000
Total policies	7
Average Age	70

15.	RELATED PARTY TRANSACTIONS
As of December 31, 2022 and 2021, $263,785 and $930,630 of due to affiliates, respectively were payable to the companies in which Company’s shareholders own interest. As of December 31, 2022 and 2021, $2,904,646 and $0 of due from affiliates, respectively were receivable from the companies in which the Company’s shareholders own interest or are currently in negotiations with. The majority of the due from affiliate amount represents transaction costs incurred by the Company related to the planned business combination in which East Resources Acquisition Company (“ERES”) has committed to reimburse the Company upon consummation of the merger.
The Company has a related party relationship with Nova Trading (US), LLC (“Nova Trading”), a Delaware limited liability company and Nova Holding (US) LP, a Delaware limited partnership (“Nova Holding” and collectively with Nova Trading, the “Nova Funds”) as the owners of the Company jointly own 11% of the Nova Funds. The Company also earns service revenue related to policy and administrative services on behalf of Nova Funds. The annual servicing fee is equal to 50 basis points (0.50%) times the invested amount in policies held by Nova Funds. The servicing fee is billed monthly. The Company earned $818,300 and $699,884, respectively in service revenue related to Nova Funds for the years ended December 31, 2022 and December 31, 2021.
The Company also uses Abacus to originate life settlement policies that it accounts for under the investment method. The Company incurred $2,268,150 in origination expenses for life settlement policies that are included as part of active management revenue, given that revenue is presented on a net basis.
At December 31, 2022 and 2021, there were $196,289 and $67,491, respectively, in expense reimbursements owed from the Nova funds, which are included as related party receivables in the accompanying balance sheets.

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
RELATED-PARTY TRANSACTIONS
7.	RELATED-PARTY TRANSACTIONS
Abacus has a related-party relationship with Nova Trading (US), LLC (“Nova Trading”), a Delaware limited liability company and Nova Holding (US) LP, a Delaware limited partnership (“Nova Holding” and collectively with Nova Trading, the “Nova Funds”) as the owners of Abacus jointly own 11% of the Nova Funds. For the three months ended June 30, 2023 and September 30, 2022, Abacus originated 38 and 82 policies, respectively, for the Nova Funds with a total value of $56,688,680 and $93,605,072, respectively. For the six months ended June 30, 2023 and nine months ended September 30, 2022, Abacus originated 72 and 265 policies, respectively, for the Nova Funds with a total value of $96,674,080 and $376,409,910, respectively. For its origination services to the Nova Funds, Abacus earns origination fees equal to the lesser of (i) 2% of the net death benefit for the policy or (ii) $20,000. For three months ended June 30, 2023 and 2022, and for the six months ended June 30, 2023 and nine months ended September 30, 2022, revenue earned, and contracts originated are as follows:

	Three Months Ended June 30, 2023	Three Months Ended September 30, 2022	Six Months Ended June 30, 2023	Nine Months Ended September 30, 2022
Origination fee revenue	$1,504,532	$8,008,816	$2,952,837	$8,008,816
Transaction reimbursement revenue	75,332	235,455	140,960	235,455

Total	$1,579,864	$8,244,271	$3,093,797	$8,244,271

Cost	$5,290,504	$4,511,346	$11,656,637	$4,511,346
Face value	56,688,680	93,605,072	96,674,080	376,409,910
Total policies	38	82	72	265
Average Age	76	75	75	75
In addition to the Nova Funds, Abacus also has another affiliated investor that they provide origination services for. Total revenue earned related to the other affiliated investor was $3,615,738 and $1,155,000, of which $3,615,739 and $955,000 related to LMA for the three months ended June 30, 2023 and September 30, 2022, respectively. Total cost of sales related to the other affiliated investor was $2,623,201 and $1,055,000, of which $2,623,201 and $875,000 related to LMA for three months ended June 30, 2023 and September 30, 2022, respectively.
Total revenue earned related to the other affiliated investor was $6,838,141 and $2,066,700, of which $6,794,641 and $1,425,200 related to LMA, for the six months ended June 30, 2023 and nine months ended September 30, 2022, respectively. Total cost of sales related to the other affiliated investor was $5,020,603 and $1,667,700, of which $5,012,103 and $1,201,200 related to LMA for the six months ended June 30, 2023 and the nine months ended September 30, 2022, respectively. In addition, there is a related party receivable due from LMA related to transaction expenses of $19,246 and $190,805 as of June 30, 2023 and September 30, 2022, respectively, which is included as due from members
and affiliates in the accompanying condensed balance sheets.